Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

May 12, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

on behalf of Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and

Eaton Vance Floating-Rate & High Income Fund (collectively, the “Funds”)

Post-Effective Amendment No. 263 (1933 Act File No. 002-90946)

Amendment No. 266 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Funds, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed solely for the purpose of adding the series/class identifiers for the new Class R6 shares of Eaton Vance Floating-Rate & High Income Fund which were inadvertently omitted from the Registrant’s Post-Effective Amendment No. 260 (“PEA No. 260”) which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 26, 2016 (Accession No. 0000940394-16-002382).

PEA No. 260 was filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of registering new Class R6 shares of Eaton Vance Floating-Rate & High Income Fund. The disclosure relevant to the new share class is substantially similar to the disclosure contained in Eaton Vance fund prospectuses and SAIs reviewed by the staff of the Commission in certain post-effective amendments previously filed under Rule 485(a) of the 1933 Act.  More specifically, the disclosure is substantially similar to the Class R6 disclosure contained in the Registrant’s post-effective amendment No. 243 filed with the Commission on June 11, 2015 (Accession No. 0000940394-15-000802).

The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 258 filed with the Commission on February 25, 2016 (Accession No. 0000940394-16-002001).

Securities and Exchange Commission

May 12, 2016

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.  Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

Pursuant to Rule 461 under the 1933 Act the Registrant hereby requests that the Staff of the Division of Investment Management accelerate the effective date of this Post-Effective Amendment No. 266 to the Registrant’s registration statement on Form N-1A to June 27, 2016 to coincide with the effective date of PEA No. 260.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or fax (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President

The undersigned, Eaton Vance Distributors, Inc., being the principal underwriter for the Funds, hereby joins in the foregoing request for acceleration.

Eaton Vance Distributors, Inc.

By:  /s/ Frederick S. Marius

       Frederick S. Marius

       Vice President